Employee Benefit Plans (FY) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number
Shares, Capstone options assumed in business combination	130,469
Weighted Average Exercisable Price
Weighted Average Exercisable Price, Capstone options assumed in business combination (in dollars per share)	$ 11.76
Officer and Employee Plans [Member]
Number
Shares, Outstanding	717,524	817,414
Shares, Granted	0	0
Shares, Exercised	(506,923)	(89,556)
Shares, Forfeited	(24,496)	(10,334)
Shares, Outstanding	316,574	717,524
Weighted Average Exercisable Price
Weighted Average Exercisable Price, Outstanding (in dollars per share)	$ 10.57	$ 10.62
Weighted Average Exercisable Price Granted (in dollars per share)	0	0
Weighted Average Exercisable Price Exercised (in dollars per share)	9.64	8.98
Weighted Average Exercisable Price Forfeited (in dollars per share)	19.90	28.49
Weighted Average Exercise Price, Outstanding (in dollars per share)	$ 11.82	$ 10.57